Financial Assets and Liabilities - Reconciliation of Level 3 financial instrument fair values (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 783,356
Ending balance	437,760	$ 783,356
Level 3 | Capped Call
Changes in fair value measurement, assets [abstract]
Beginning balance	310,608	214,597
Purchases		0
Recognized in other comprehensive income (loss)	0
Settlements or purchases	(203,093)
Ending balance	124,153	310,608
Change in unrealized gains (losses) relating to assets and liabilities held at end of period, recognized in other non-operating expense, net	14,764	96,011
Change in unrealized gains (losses) relating to assets and liabilities held at end of period, recognized in other comprehensive income (loss)	0
Level 3 | Capped Call | Other non-operating expense, net
Changes in fair value measurement, assets [abstract]
Recognized in other non-operating expense, net	16,638	96,011
Level 3 | Embedded exchange feature of Notes
Changes in fair value measurement, liabilities [abstract]
Beginning balance	(1,283,089)	(851,126)
Settlements or purchases		1
Settlements, fair value measurement, liabilities	1,155,484
Recognized in other comprehensive income (loss)	0
Ending balance	(760,689)	(1,283,089)
Change in unrealized gains (losses) relating to liabilities held at end of period, recognized in other non-operating expense, net	(308,820)	(431,964)
Change in unrealized gains (losses) relating to liabilities held at end of period, recognized in other comprehensive income (loss)	0
Level 3 | Embedded exchange feature of Notes | Other non-operating expense, net
Changes in fair value measurement, liabilities [abstract]
Recognized in other non-operating expense, net	(633,084)	(431,964)
Level 3 | Non-marketable equity securities
Changes in fair value measurement, assets [abstract]
Beginning balance	3,750	3,000
Purchases	10,250	750
Recognized in other comprehensive income (loss)	(250)
Ending balance	11,750	3,750
Change in unrealized gains (losses) relating to assets and liabilities held at end of period, recognized in other non-operating expense, net	(2,000)	0
Change in unrealized gains (losses) relating to assets and liabilities held at end of period, recognized in other comprehensive income (loss)	(250)
Level 3 | Non-marketable equity securities | Other non-operating expense, net
Changes in fair value measurement, assets [abstract]
Recognized in other non-operating expense, net	$ (2,000)	$ 0